Rule 497(e)
File Nos. 002-75503
811-03364

MAXIM SERIES FUND, INC.
Maxim SecureFoundationSM Lifetime 2015 Portfolio
Maxim SecureFoundationSM Lifetime 2020 Portfolio
Maxim SecureFoundationSM Lifetime 2025 Portfolio
Maxim SecureFoundationSM Lifetime 2030 Portfolio
Maxim SecureFoundationSM Lifetime 2035 Portfolio
Maxim SecureFoundationSM Lifetime 2040 Portfolio
Maxim SecureFoundationSM Lifetime 2045 Portfolio
Maxim SecureFoundationSM Lifetime 2050 Portfolio
Maxim SecureFoundationSM Lifetime 2055 Portfolio

(the “Portfolios”)

Supplement dated March 7, 2011 to the Prospectus for the Portfolios and the Statement of Additional Information of Maxim Series Fund, Inc. both dated December 31, 2010

Effective immediately, the front page of the Prospectus for the Portfolios and the front page of the Statement of Additional Information are revised to include the following ticker symbols for the Portfolios:

Maxim SecureFoundationSM Lifetime 2015 Portfolio
Class L Ticker:  MXLEX

Maxim SecureFoundationSM Lifetime 2020 Portfolio
Class G Ticker:  MXSMX
Class G1 Ticker:  MXSPX
Class L Ticker:  MXLFX

Maxim SecureFoundationSM Lifetime 2025 Portfolio
Class L Ticker:  MXLHX

Maxim SecureFoundationSM Lifetime 2030 Portfolio
Class G Ticker:  MXSQX
Class G1 Ticker:  MXASX
Class L Ticker:  MXLIX

Maxim SecureFoundationSM Lifetime 2035 Portfolio
Class L Ticker:  MXLJX

Maxim SecureFoundationSM Lifetime 2040 Portfolio
Class G Ticker:  MXDSX
Class G1 Ticker:  MXEFX
Class L Ticker:  MXLKX

Maxim SecureFoundationSM Lifetime 2045 Portfolio
Class L Ticker:  MXLNX

Maxim SecureFoundationSM Lifetime 2050 Portfolio
Class G Ticker:  MXFSX
Class G1 Ticker:  MXHSX
Class L Ticker:  MXLOX

Maxim SecureFoundationSM Lifetime 2055 Portfolio
Class L Ticker:  MXLPX

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Statement of Additional Information, both dated December 31, 2010, and should be retained for future reference.